Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 81.6%
U.S. Treasury Bill, 4.21%, 10/9/2025
(a)
(Cost $8,791,926) ........................................................... $ 8,800,000 $ 8,792,067
Shares
Money Market Funds – 18.3%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $1,977,480) ........................................................... 1,977,480 1,977,480
Total Investments – 99.9%
(Cost $10,769,406) .......................................................................... $ 10,769,547
Other Assets in Excess of Liabilities – 0.1% ......................................................... 6,920
Net Assets – 100.0% .......................................................................... $ 10,776,467
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 81.6%
Money Market Funds ............................................................................. 18.3%
Total Investments ................................................................................ 99.9%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Net Assets ..................................................................................... 100.0%